GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A, Institutional, Service, and Class IR Shares of the
Goldman Sachs Ultra-Short Duration Government Fund

Class A, Class B, Class C, Institutional, Service, Class IR, and Class R Shares of the
Goldman Sachs Government Income Fund

Supplement dated June 20, 2011 to the
Prospectus and Summary Prospectuses dated July 29, 2010 (the “Prospectuses”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.31% as an annual percentage rate of the average daily net assets of the Goldman Sachs Ultra-Short Duration Government Fund, and an effective net management fee rate of 0.53% as an annual percentage rate of the average daily net assets of the Goldman Sachs Government Income Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in both the “Goldman Sachs Ultra-Short Duration Government Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Goldman Sachs Ultra-Short Duration Government Fund Summary Prospectus:

	Class A		Institutional		Service	Class IR
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.5%		None		None	None

	Class A		Institutional		Service	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%		0.40%		0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%		None		None	None
Other Expenses	0.22%		0.13%		0.63%	0.22%
Service Fees	Non	e	Non	e	0.25%	Non	e
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e
All Other Expenses	0.22%		0.13%		0.13%	0.22%

Total Annual Fund Operating Expenses	0.87%		0.53%		1.03%	0.62%
Fee Waiver and Expense Limitation[1]	(0.13)%		(0.13)%		(0.13)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver	0.74%		0.40%		0.90%	0.49%

[1]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.054% of the Fund’s average daily net assets, and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.31% as an annual percentage rate of the average daily net assets of the Fund (effective July 1, 2011). These arrangements will remain in effect through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Government Income Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and in the “Fees and Expenses of the Fund” section of the Goldman Sachs Government Income Fund Summary Prospectus:

	Class A		Class B		Class C		Institutional		Service	Class IR		Class R
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None		None		None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		5.0%		1.0%		None		None	None		None

	Class A		Class B		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.54%		0.54%		0.54%		0.54%		0.54%	0.54%		0.54%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None		0.50%
Other Expenses	0.21%		0.21%		0.21%		0.12%		0.62%	0.21%		0.21%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.21%		0.21%		0.21%		0.12%		0.12%	0.21%		0.21%

Total Annual Fund Operating Expenses	1.00%		1.75%		1.75%		0.66%		1.16%	0.75%		1.25%
Fee Waiver and Expense Limitation[2]	(0.09)%		(0.09)%		(0.09)%		(0.09)%		(0.09)%	(0.09)%		(0.09)%

Total Annual Fund Operating Expenses After Fee Waiver	0.91%		1.66%		1.66%		0.57%		1.07%	0.66%		1.16%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund’s average daily net assets, and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.53% as an annual percentage rate of average daily net assets of the Fund (effective July 1, 2011). These arrangements will remain in effect through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Additionally, effective July 1, 2011, the following replaces, with respect to the Goldman Sachs Ultra-Short Duration Government and Government Income Funds, the information in the management fee table in the “Service Providers—Management Fees” section of the Prospectus.

Actual Rate
for the Fiscal
		Average Daily	Year Ended
Fund	Contractual Rate	Net Assets	March 31, 2010
Ultra-Short Duration Government	0.40%	First $1 Billion	0	.40%**
	0.36%	Next $1 Billion
	0.34%	Next $3 Billion
	0.33%	Next $3 Billion
	0.32%	Over $8 Billion

Government Income	0.54%	First $1 Billion	0	.54%**
	0.49%	Next $1 Billion
	0.47%	Next $3 Billion
	0.46%	Next $3 Billion
	0.45%	Over $8 Billion

**	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.31% and 0.53%, respectively, as an annual percentage rate of average daily net assets of the Ultra-Short Duration Government Fund and the Government Income Fund. This arrangement will remain in effect through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. These management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

This Supplement should be retained with the Prospectuses for future reference.

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